Assets held for distribution (sale)_Details of assets held for sale and assets held for distribution (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Assets or disposal groups classified as held for sale [Line Items]
Total	₩ 10,556	$ 9,135	₩ 17,912
Explanation of facts and circumstances of sale or reclassification and expected disposal, manner and timing	As of the end of the current term, the Group is planning to sell lands, buildings and machinery items that are from subsidiary companies, Seari First Securitization Specialty Co., Ltd., Namjong 1st Securitization Specialty Co., Ltd., Bukgeum First Securitization First Specialty Co., Ltd. and Bukgeum Second Securitization Specialty Co., Ltd., and therefore they are classified as assets held for sale. In addition, tangible assets that are highly likely to be sold within another year are classified as held for sale.
Land
Assets or disposal groups classified as held for sale [Line Items]
Total	₩ 5,164		7,280
Buildings
Assets or disposal groups classified as held for sale [Line Items]
Total	4,815		7,736
Others
Assets or disposal groups classified as held for sale [Line Items]
Total	₩ 577		₩ 2,896